Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2020 grants of awards described above are as follows. No stock options were granted in 2021.

Amounts in US dollar unless otherwise indicated	2020	2019
Fair value of options granted	7.54	11.79
Share price	46.35	78.46
Exercise price	46.35	78.46
Expected volatility	25%	23%
Expected dividends	3.00%	3.00%
Risk-free interest rate	-0.32%	0.43%

Summary of Number of Options Outstanding
The total number of outstanding AB InBev options developed as follows:

Million options	2021	2020	2019
Options outstanding at 1 January	113.3	88.7	92.6
Options issued during the year	—	38.1	13.8
Options exercised during the year	(1.3)	(3.9)	(10.7)
Options forfeited during the year	(9.2)	(9.0)	(7.0)

Options outstanding at the end of December	102.7	113.3	88.7

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2021	2020	2019
Options outstanding at 1 January	71.22	79.66	94.74
Granted during the year	—	53.41	83.33
Exercised during the year	46.30	29.92	29.27
Forfeited during the year	89.56	117.82	108.44
Outstanding at the end of December	64.77	71.22	79.66
Exercisable at the end of December	98.27	99.54	65.33

AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2021	2020	2019
Restricted stock units outstanding at 1 January	19.1	9.9	6.0
Restricted stock units issued during the year	3.9	10.9	5.5
Restricted stock units vested during the year	(1.1)	(0.7)	(1.0)
Restricted stock units forfeited during the year	(1.1)	(0.9)	(0.7)

Restricted stock units outstanding at the end of December	20.9	19.1	9.9

Ambev [member]
Statement [LineItems]
Summary of Weighted Average Fair Value of Options and Assumptions
The weighted average fair value of the options and assumptions used in applying the option pricing model for the 2020 grants of awards described above are as follows. No stock options were granted in 2021.

Amounts in US dollar unless otherwise indicated 1	2020	2019
Fair value of options granted	0.78	1.12
Share price	3.47	4.38
Exercise price	3.47	4.38
Expected volatility	22%	24%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	6.80%	7.80%

Summary of Number of Options Outstanding
The total number of outstanding Ambev options dev
e
loped as follows:

Million options	2021	2020	2019
Options outstanding at 1 January	127.3	141.8	141.3
Options issued during the year	—	—	24.6
Options exercised during the year	(5.2)	(5.7)	(7.8)
Options forfeited during the year	(8.3)	(8.8)	(16.3)

Options outstanding at the end of December	113.8	127.3	141.8

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar 1	2021	2020	2019
Options outstanding at 1 January	3.81	4.60	4.17
Granted during the year	—	3.47	4.48
Exercised during the year	2.36	1.60	2.25
Forfeited during the year	4.53	4.42	5.27
Outstanding at the end of December	3.57	3.81	4.60
Exercisable at the end of December	3.79	4.56	4.74

Ambev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev deferred and restricted stock units developed as follows:

Million restricted stock units	2021	2020	2019
Restricted stock units outstanding at 1 January	49.6	31.7	25.0
Restricted stock units issued during the year	20.7	21.3	12.0
Restricted stock units vested during the year	(5.0)	(1.9)	(4.2)
Restricted stock units forfeited during the year	(1.5)	(1.5)	(1.1)

Restricted stock units outstanding at the end of December	63.8	49.6	31.7